Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current Assets
Cash and Cash Equivalents	$ 189,312	$ 46,821
Accounts Receivable, Net	11,280	11,280
Prepaid Expenses	7,773	7,773
Total Current Assets	208,365	65,874
Intangible Assets, Net	285,879	298,085
Total Assets	494,244	363,959
Current Liabilities
Accounts Payable	146,822	161,171
Accrued Liabilities	286,353	247,155
Deferred Revenue	46,425	46,425
Notes Payable, Net of Discounts of $0 and $57,148 at March 31, 2022 and December 31, 2021, respectively	394,300	233,167
Salaries Payable to Related Parties	289,025	273,926
Derivative Liability	490,465	212,816
Total Current Liabilities	1,653,390	1,174,660
Notes Payable	163,167	267,152
Due to Stockholders	1,000	1,000
Total Liabilities	1,817,557	1,442,812
Commitments and Contingencies (Note 4)
Series B Convertible Preferred Stock, 600 Shares Designated, $0.001 Par Value, $1,200 Stated Value; 342 Shares and 155 Shares Issued and Outstanding at March 31, 2022 and December 31, 2021, respectively. Liquidation Preference $411,400 and $186,000 as of March 31, 2022 and December 31, 2021, respectively	411,400	186,000
Stockholders' Equity (Deficit)
Preferred Stock, $0.001 Par Value, 10,000,000 Shares Authorized; 25,896 shares and 25,896 Shares Issued and Outstanding at March 31, 2022 and December 31, 2021, respectively	26	26
Common Stock $0.001 Par Value, 1,000,000,000 shares Authorized; 237,205,464 Shares and 220,254,396 Shares Issued and Outstanding at March 31, 2022 and December 31, 2021, respectively	237,206	220,255
Additional Paid in Capital	6,783,471	7,059,098
Accumulated Deficit	(8,755,416)	(8,544,232)
Total Stockholders' Equity (Deficit)	(1,734,713)	(1,264,853)
Total Liabilities and Stockholders' Equity (Deficit)	$ 494,244	$ 363,959